Property and Equipment, Net (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Vacasa Holdings LLC
Schedule of Property and Equipment, Net

Property and equipment, net consisted of the following (in thousands):

		As of September 30,	As of December 31,
	Useful lives (years)	2021	2020

Land	Indefinite	$11,612	$11,612
Buildings and building improvements	12 - 35	9,298	9,084
Leasehold improvements	Shorter of estimated useful life or lease term	6,726	6,108
Computer equipment	3	10,587	7,376
Furniture, fixtures, and other	2 - 12	14,664	12,769
Vehicles	2 - 8	5,580	4,427
Internal-use software	4	42,700	38,150
Total		101,167	89,526
Less: Accumulated depreciation		(38,190)	(24,439)
Property and equipment, net		$62,977	$65,087

Property and equipment, net consisted of the following (in thousands):

		As of December 31,
	Useful lives (years)	2020	2019
Land	Indefinite	$11,612	$11,612
Buildings and building improvements	12 - 35	9,084	9,063
Leasehold improvements	Shorter of estimated useful life or lease term	6,108	6,013
Computer equipment	3	7,376	6,518
Furniture, fixtures, and other	2 - 12	12,769	12,736
Vehicles	2 - 8	4,427	4,204
Internal-use software	4	38,150	30,271
Total		89,526	80,417
Less: Accumulated depreciation		(24,439)	(9,090)
Property and equipment, net		$65,087	$71,327